Accounts payable and accrued expenses (Details) - MXN ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Accounts payable and accrued expenses [Abstract]
General expenses	$ 143,409	$ 121,589
Purchased services	91,122	67,374
Operating expenses	42,035	160,413
Salaries and wages	1,678	3,893
Taxes payable	1,492	11,032
Other	62,182	41,204
Accounts payable and accrued expenses	$ 341,918	$ 405,505